Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,012,458.45

Principal:
Principal Collections	$20,739,531.30
Prepayments in Full	$12,788,322.32
Liquidation Proceeds	$173,950.68
Recoveries	$(1,933.41)
Sub Total	$33,699,870.89
Collections	$35,712,329.34

Purchase Amounts:
Purchase Amounts Related to Principal	$29,090.81
Purchase Amounts Related to Interest	$69.82
Sub Total	$29,160.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,741,489.97

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,741,489.97
Servicing Fee	$746,284.84	$746,284.84	$0.00	$0.00	$34,995,205.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,995,205.13
Interest - Class A-2 Notes	$176,249.53	$176,249.53	$0.00	$0.00	$34,818,955.60
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$34,430,429.10
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$34,306,877.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,306,877.10
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$34,256,644.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,256,644.10
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$34,219,158.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,219,158.43
Regular Principal Payment	$38,342,494.87	$34,219,158.43	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$35,741,489.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,219,158.43
Total					$34,219,158.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,219,158.43	$94.68	$176,249.53	$0.49	$34,395,407.96	$95.17
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$34,219,158.43	$32.51	$776,046.70	$0.74	$34,995,205.13	$33.25

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$289,725,253.37	0.8016304	$255,506,094.94	0.7069506
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$798,765,253.37	0.7588137	$764,546,094.94	0.7263061

Pool Information
Weighted Average APR	2.549%	2.541%
Weighted Average Remaining Term	50.99	50.13
Number of Receivables Outstanding	30,385	29,664
Pool Balance	$895,541,811.90	$861,640,746.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$822,914,797.69	$791,768,909.84
Pool Factor	0.7813212	0.7517440

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$69,871,836.78
Targeted Overcollateralization Amount	$101,217,988.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,094,651.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$170,170.17
(Recoveries)		2	$(1,933.41)
Net Loss for Current Collection Period			$172,103.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2306%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1996%
Second Prior Collection Period			0.1902%
Prior Collection Period			0.2544%
Current Collection Period			0.2351%
Four Month Average (Current and Prior Three Collection Periods)			0.2198%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		261	$726,854.09
(Cumulative Recoveries)			$6,412.05
Cumulative Net Loss for All Collection Periods			$720,442.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0629%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,784.88
Average Net Loss for Receivables that have experienced a Realized Loss			$2,760.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	139	$4,964,178.36
61-90 Days Delinquent	0.09%	23	$816,860.87
91-120 Days Delinquent	0.02%	5	$164,579.20
Over 120 Days Delinquent	0.01%	3	$91,203.95
Total Delinquent Receivables	0.70%	170	$6,036,822.38

Repossession Inventory:
Repossessed in the Current Collection Period		5	$102,266.32
Total Repossessed Inventory		10	$314,067.62

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0741%
Prior Collection Period			0.0922%
Current Collection Period			0.1045%
Three Month Average			0.0903%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1245%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	8

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,721,589.85
2 Months Extended	87	$3,268,908.49
3+ Months Extended	7	$235,218.45

Total Receivables Extended	174	$6,225,716.79
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer